Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 133,627		¥ 82,021		$ 19,372
Restricted cash		511		511		74
Short-term investments		161,507		297,571		23,414
Inventories		46		11		7
Loan receivables, net		19,913		31,108		2,887
Prepayments, receivables and other current assets		11,602		59,208		1,682
Due from related party		2,327		14,924
Property and equipment, net		273,980		281,277		39,719
Intangible assets, net		536		718		78
Right-of-use assets		1,054		941		153
Investments		165,008		49,971		23,921
Other non-current assets		39,520		39,759		5,729
Total assets		826,911		858,227		119,878
Accounts payable		3,549		4,500		514
Salaries and welfare payable		7,909		7,873		1,147
Advances from customers		57		57		8
Taxes payable		9,105		3,144		1,320
Current portion of lease liabilities		529		620		77
Accruals and other current liabilities		291,992		301,204		42,331
Non-current lease liabilities		239		352		35
Total liabilities		318,787		321,227		46,216
Total shareholders' equity		508,124		537,000	¥ 614,454	$ 73,662	¥ 671,359
Other income/(expense), net		7,832	$ 1,135	5,093	12,784
Total (Loss)/income before tax		9,349		(59,734)	(68,577)
Add: Income tax benefit/(expenses)		(6,129)	(889)	(839)	1,618
Net (loss)/income		3,220	466	(60,573)	(66,959)
Net cash used in operating activities		(47,417)	(6,874)	(67,916)	(40,461)
Net cash (used in)/provided by investing activities		99,334	$ 14,400	(207,930)	(19,766)
Related Party
Variable Interest Entity [Line Items]
Due from related party		14,916		15,131
Revenues		97		244	185
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents		37,220		45,486
Restricted cash		511		511
Short-term investments		58,633		231,247
Inventories		20		10
Loan receivables, net		19,913		31,108
Prepayments, receivables and other current assets		5,900		17,770
Property and equipment, net		236,180		239,855
Intangible assets, net		74		119
Right-of-use assets		455		0
Investments		53,376		39,625
Other non-current assets		39,452		39,448
Total assets		615,738		717,530
Accounts payable		659		356
Salaries and welfare payable		3,944		3,013
Advances from customers		56		56
Taxes payable		8,096		2,551
Current portion of lease liabilities		177		0
Accruals and other current liabilities		232,361		242,575
Non-current lease liabilities		239		0
Total liabilities		1,565,940		1,699,220
Total shareholders' equity		(950,202)		(981,690)
Income from non-operating activities		83,333		32,902	5,952
Total (Loss)/income before tax		66,627		62,856	(35,288)
Add: Income tax benefit/(expenses)		(5,715)		(772)	1,720
Net (loss)/income		60,912		62,084	(33,568)
Inter-company payment for service charges	[1]	0		(6,068)	(7,625)
Operating activities with external parties		853		19,211	(15,636)
Net cash used in operating activities		(212,157)		42,969	17,775
Net cash (used in)/provided by investing activities		203,891		(166,522)	(108,068)
Net increase/(decrease) in cash and cash equivalents and restricted cash		(8,266)		(123,553)	(90,293)
VIEs and VIEs Subsidiaries | Third party [Member]
Variable Interest Entity [Line Items]
Other income/(expense), net		1,054		2,056	2,879
VIEs and VIEs Subsidiaries | Intercompany [Member]
Variable Interest Entity [Line Items]
Other income/(expense), net	[2]	0		72,600	5,500
VIEs and VIEs Subsidiaries | Third Party Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses		(63,622)		(101,272)	(92,427)
VIEs and VIEs Subsidiaries | Intercompany Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses	[3]	(6,785)		(7,473)	(10,954)
VIEs and VIEs Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party		0		502
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries		1,414		1,581
VIEs and VIEs Subsidiaries | Third Party Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		36,621		49,515	40,617
VIEs and VIEs Subsidiaries | Inter Company Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		16,026		14,528	13,145
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Other operating activities with non-VIE subsidiaries	[4]	(213,010)		29,826	¥ 41,036
Non-VIE Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party	[5]	164,004		71,849
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries	[6]	¥ 1,318,994		¥ 1,449,088

[1]

Note 5: Inter-company payments for service charges represent the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[2]

Note 4: Inter-company other operating income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.

[3]	Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.
[4]

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[5]

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

[6]

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.